UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ------------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
           ------------------------------------------------------------
Phone:     (212) 812-3100
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins         New York, New York              May 15, 2009
------------------------   ------------------------        ------------------
      [Signature]               [City, State]                   [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:        $247,343
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number       Name

1         028-13287                  KING STREET CAPITAL MASTER FUND, LTD.

2         028-10355                  BRIAN J. HIGGINS

3         028-10357                  O. FRANCIS BIONDI, JR.

4         028-10701                  KING STREET CAPITAL, L.P.


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     COLUMN 1            COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8

                                                   VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETION MANAGER   SOLE    SHARED      NONE


ARVINMERITOR INC      NOTE 4.000% 2/1  043353AH4     1,755  10,325,000  PRN         Defined    1,2,3         10,325,000
ARVINMERITOR INC      NOTE 4.000% 2/1  043353AH4       625   3,675,000  PRN         Defined    2,3,4          3,675,000

CIENA CORP            NOTE 0.875% 6/1  171779AE1    12,045  29,200,000  PRN         Defined    1,2,3         29,200,000
CIENA CORP            NOTE 0.875% 6/1  171779AE1     4,455  10,800,000  PRN         Defined    2,3,4         10,800,000

GENERAL MTRS CORP     DEB SR CONV B    370442733    16,034   6,050,601  PRN         Defined    1,2,3          6,050,601
GENERAL MTRS CORP     DEB SR CONV B    370442733     5,573   2,103,199  PRN         Defined    2,3,4          2,103,199

GENERAL MTRS CORP     DEB SR CV C 33   370442717    24,713   9,325,634  PRN         Defined    1,2,3          9,325,634
GENERAL MTRS CORP     DEB SR CV C 33   370442717     8,995   3,394,266  PRN         Defined    2,3,4          3,394,266

KEYCORP NEW           PFD 7.75% SR A   493267405    10,071     143,518  PRN         Defined    1,2,3            143,518
KEYCORP NEW           PFD 7.75% SR A   493267405     6,567      93,582  PRN         Defined    2,3,4             93,582

LIBERTY MEDIA CORP    DEB 3.500% 1/1   530715AN1    14,882  62,150,000  PRN         Defined    1,2,3         62,150,000
LIBERTY MEDIA CORP    DEB 3.500% 1/1   530715AN1     5,232  21,850,000  PRN         Defined    2,3,4         21,850,000

M & T BK CORP         COM              55261F954     7,138     158,400       PUT    Defined    1,2,3            158,400
M & T BK CORP         COM              55261F954     2,776      61,600       PUT    Defined    2,3,4             61,600

MASSEY ENERGY CO      NOTE 3.250% 8/0  576203AJ2     8,413  13,680,000  PRN         Defined    1,2,3         13,680,000
MASSEY ENERGY CO      NOTE 3.250% 8/0  576203AJ2     3,272   5,320,000  PRN         Defined    2,3,4          5,320,000

PROLOGIS              NOTE 1.875%11/1  743410AR3    18,706  36,500,000  PRN         Defined    1,2,3         36,500,000
PROLOGIS              NOTE 1.875%11/1  743410AR3     6,919  13,500,000  PRN         Defined    2,3,4         13,500,000

PROLOGIS              NOTE 2.250% 4/0  743410AQ5     9,680  17,520,000  PRN         Defined    1,2,3         17,520,000
PROLOGIS              NOTE 2.250% 4/0  743410AQ5     3,580   6,480,000  PRN         Defined    2,3,4          6,480,000

UAL CORP              DBCV 5.000% 2/0  902549AE4       853   2,205,000  PRN         Defined    1,2,3          2,205,000
UAL CORP              DBCV 5.000% 2/0  902549AE4       307     795,000  PRN         Defined    2,3,4            795,000

VERISIGN INC          SDCV 3.250% 8/1  92343EAD4    33,228  50,188,000  PRN         Defined    1,2,3         50,188,000
VERISIGN INC          SDCV 3.250% 8/1  92343EAD4    13,117  19,812,000  PRN         Defined    2,3,4         19,812,000

WELLS FARGO & CO NEW  PERP PFD CNV A   949746804     9,725      20,915  PRN         Defined    1,2,3             20,915
WELLS FARGO & CO NEW  PERP PFD CNV A   949746804     3,411       7,335  PRN         Defined    2,3,4              7,335

YELLOW ROADWAY CORP   NOTE 3.375%11/2  985577AB1     6,907  27,628,000  PRN         Defined    1,2,3         27,628,000
YELLOW ROADWAY CORP   NOTE 3.375%11/2  985577AB1     2,843  11,372,000  PRN         Defined    2,3,4         11,372,000

YELLOW ROADWAY CORP   NOTE 5.000% 8/0  985577AA3     4,022  12,568,000  PRN         Defined    1,2,3         12,568,000
YELLOW ROADWAY CORP   NOTE 5.000% 8/0  985577AA3     1,499   4,683,000  PRN         Defined    2,3,4          4,683,000

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